Income Taxes - Amounts of U.S. and Foreign Income (Loss) from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income (loss) from continuing operations before income taxes, Income Tax Reconciliation
Income from continuing operations before income taxes, Domestic	$ 4,703	$ 3,810	$ 2,218
Income from continuing operations before income taxes, Foreign	11,522	14,502	6,496
Income before income taxes	16,225	18,312	8,714
Federal statutory income tax	5,679	6,409	3,050
Foreign taxes in excess of federal statutory rate	2,924	1,375	1,902
Federal manufacturing deduction	(73)	(75)	(40)
State income tax	272	173	57
Other	(32)	(19)	(52)
Provision for income taxes	$ 8,770	$ 7,863	$ 4,917
Income (loss) from continuing operations before income taxes, Percent of Pretax Income
Income from continuing operations before income taxes, United States, Percentage	29.00%	20.80%	25.50%
Income from continuing operations before income taxes, Foreign, Percentage	71.00%	79.20%	74.50%
Income (loss) before income taxes, Percent	100.00%	100.00%	100.00%
Domestic federal statutory rate	35.00%	35.00%	35.00%
Foreign taxes in excess of federal statutory rate	18.00%	7.50%	21.80%
Federal manufacturing deduction, Rate	(0.40%)	(0.40%)	(0.50%)
State income tax, Rate	1.70%	0.90%	0.70%
Other, Rate	(0.20%)	(0.10%)	(0.60%)
Total Income taxes charged to income (loss), Rate	54.10%	42.90%	56.40%